Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Goodwill and Other Intangible Assets
(a)	Goodwill and other intangible assets as of December 31, 2021 and 2022 are as follows:

	2021					2022
(in millions of Won)	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
Goodwill	￦	1,648,119	(912,150)	—	735,969	1,723,974	(1,281,487)	—	442,487
Intellectual property rights		3,987,689	(1,761,881)	—	2,225,808	4,944,973	(1,808,901)	—	3,136,072
Membership		146,043	(3,673)	—	142,370	135,905	(2,963)	—	132,942
Development expense		656,712	(502,739)	—	153,973	687,437	(571,266)	—	116,171
Port facilities usage rights		685,540	(469,519)	—	216,021	681,530	(484,319)	—	197,211
Exploration and evaluation assets		280,092	(218,135)	—	61,957	260,548	(159,557)	—	100,991
Development assets		—	—	—	—	78,970	—	—	78,970
Customer relationships		865,622	(579,902)	—	285,720	865,691	(624,380)	—	241,311
Other intangible assets		1,098,320	(753,790)	(39)	344,491	1,175,409	(783,088)	(25)	392,296

	￦	9,368,137	(5,201,789)	(39)	4,166,309	10,554,437	(5,715,961)	(25)	4,838,451

Changes in Carrying Amount of Goodwill and Other Intangible Assets
1)	For the year ended December 31, 2021

(in millions of Won)	Beginning		Acquisitions	Disposals	Amortization	Impairment loss(*2,4,5)	Others(*3)	Ending
Goodwill	￦	903,893	17,804	—	—	(189,167)	3,439	735,969
Intellectual property rights		2,170,738	281,544	(574)	(271,931)	(20,005)	66,036	2,225,808
Membership(*1)		138,703	7,457	(4,198)	(137)	145	400	142,370
Development expense		227,111	11,301	—	(72,294)	(4,027)	(8,118)	153,973
Port facilities usage rights		236,272	—	—	(20,581)	—	330	216,021
Exploratation and evaluation assets		57,140	3,649	—	—	(374)	1,542	61,957
Customer relationships		330,247	—	—	(44,478)	—	(49)	285,720
Other intangible assets		385,328	68,253	(14,818)	(34,679)	(10,032)	(49,561)	344,491

	￦	4,449,432	390,008	(19,590)	(444,100)	(223,460)	14,019	4,166,309

(*1)	Economic useful life of membership is indefinite.
(*2)
During the year ended December 31, 2021, the Company decided to sell a portion of paid-in
emission rights and recognized
￦
7,180 million of impairment loss since book value exceeded fair value less costs to sell.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(*4)
During the year ended December 31, 2021, evidence of impairment has occurred due to changes in the quality of bituminous coal and changes in production plans at Narrabri Coal Mine where POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD, a subsidiary of the Company, participates as a non-operating
party. The Company recognized an impairment loss of
￦
20,006 million since recoverable amounts are less than their carrying amounts.

(*5)
During the year ended December 31, 2021, impairment loss of
￦
184,770 million on goodwill of POSCO INTERNATIONAL Corporation, a subsidiary included in trading segment, was recognized as the recoverable amount is less than the carrying amount of the CGU.

2)	For the year ended December 31, 2022

(in millions of Won)	Beginning		Acquisitions	Business Combination(*3,4)	Disposals	Amortization	Impairment loss	Others(*2)	Ending
Goodwill	￦	735,969	—	66,206	—	—	(369,337)	9,649	442,487
Intellectual property rights		2,225,808	354,179	912,971	(582)	(326,494)	379	(30,189)	3,136,072
Membership(*1)		142,370	9,230	—	(2,082)	(145)	854	(17,285)	132,942
Development expense		153,973	1,800	—	(13)	(67,446)	(1,046)	28,903	116,171
Port facilities usage rights		216,021	—	—	—	(14,800)	—	(4,010)	197,211
Exploratation and evaluation assets		61,957	24,583	21,266	—	—	—	(6,815)	100,991
Development assets		—	6,607	76,591	—	—	—	(4,228)	78,970
Customer relationships		285,720	—	—	—	(44,478)	—	69	241,311
Other intangible assets		344,491	99,388	26,649	(145)	(35,472)	(232)	(42,383)	392,296

	￦	4,166,309	495,787	1,103,683	(2,822)	(488,835)	(369,382)	(66,289)	4,838,451

(* 1 )	Economic useful life of membership is indefinite.
(* 2 )
Represents assets transferred from
construction-in-progress
to intangible asset and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(* 3 )	Represents increases in intangible assets upon acquisition of Senex Energy Limited during the year ended December 31, 2022.
(* 4 )	Represents increases in intangible assets upon acquisition of POSCO Silicon Solution Co., Ltd (formerly, TERA TECHNOS CO., Ltd.) during the year ended December 31, 2022.

Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs
(c)
For the purpose of impairment testing, goodwill is allocated to individual operating entities each of which is determined to be a CGU. The goodwill amounts as of December 31, 2021 and 2022 are as follows:

(in millions of Won) Reportable segments	Total number of CGUs
	2021	2022	CGUs	2021		2022
Steel	7	10	POSCO VST CO., LTD.	￦	36,955	36,955
			POSCO Center Beijing(*2)		178	173
			Others		12,542	13,741
Green Tranding Infrastructure(*3)	3	3	POSCO INTERNATIONAL Corporation(*1)		578,046	240,092
			GRAIN TERMINAL HOLDING PTE. LTD.		21,516	—
			PT. Bio Inti Agrindo		7,468	7,270
E&C	2	2	POSCO ENGINEERING & CONSTRUCTION CO., LTD.		24,868	24,868
			POSCO O&M Co., Ltd		—	35,728
Energy, etc(*3)	—	2	POSCO ENERGY CO., LTD.		26,471	26,471
			Shinhan Green Energy Co Ltd		17,804	17,804
Green Materials(*3)	—	3	POSCO CHEMICAL CO., LTD		8,800	8,800
			Posco Silicon Solution Co., Ltd		—	30,477
			Zhangjiagang Pohang Refractions Co., Ltd.		108	108
Others(*3)	5	—	Others		1,213	—

	17	20		￦	735,969	442,487

(*1)
The recoverable amount of POSCO INTERNATIONAL Corporation, a subsidiary in trading segment of the green infrastructure business, is determined based on its value in use. As of December 31, 2022, the value in use is estimated by applying an 8.97% (2021: 8.14%)
post-tax
discount rate to the future cash flows estimated based on management’s
5-year
business plan and terminal growth rate of 1.7% (2021: 2.0%) thereafter. The terminal growth rate does not exceed long-term growth rate of its industry. During the year ended December 31, 2022, impairment loss on goodwill of
￦
337,953 million was recognized as the recoverable amount is less than the carrying amount of the CGU.

The Company calculated the value in use by discounting the
post-tax
cash flows at the
post-tax
discount rate, which is materially the same with applying
pre-tax
discount rate of 11.54% (2021: 10.56%) to
pre-tax
cash flows.
The value in use of the CGU is sensitive to assumptions such as discount rate, terminal growth and estimated sales
used in discount cash flow model. If the discount rate increases by 0.5%, the value in use would have decreased by
￦
193,420 million or 5.79%. If the terminal growth rate decreases by 0.5%, the value in use would have decreased by
￦
131,208 million or 3.93%.

(*2)	During the year ended December 31, 2022, the entity was changed from the construction segment to the steel segment.

(*3)
As a result of the reorganization of business segments during the year ended December 31, 2022, the others segment from the previous year was subdivided into energy and others segment and green materials and energy segment. In addition, trading, construction and energy and other segments were presented under the green infrastructure business
.